Long-term interest bearing debt and interest expenses (Tables)	12 Months Ended
Dec. 31, 2011
Long-term interest bearing debt and interest expenses [Abstract]
Debt facilities
As of December 31, 2011 and 2010, the Company had the following debt facilities:

(In US$ millions)	2011	2010
Credit facilities
$1,500 facility	-	1,060
$1,500 facility	1,059	1,027
$800 facility	272	636
$585 facility	337	387
$100 facility	74	80
$700 facility	630	700
$1,200 facility	1,000	1,133
$550 multicurrency facility (Archer)	-	189
NOK other loans and leasings (Archer)	-	5
$1,121 Lloyd's facility	985	-
$2,000 facility (North Atlantic)	1,917	-
$170 facility	92	-
$550 facility	550	-
$400 facility	400	-
Total Bank Loans + other	7,316	5,217
Ship Finance International Loans
$170 facility	-	101
$700 facility	470	546
$1,400 facility	939	1,099
Total Ship Finance Facilities	1,409	1,746
Bonds and convertible bonds
Bonds	425	552
Convertible bonds	545	1,287
Total Bonds	970	1,839
Other credit facilities with corresponding restricted cash deposit	298	355

Total interest bearing debt	9,993	9,157
Less: current portion	(1,419)	(981)
Long-term portion of interest bearing debt	8,574	8,176

Maturities of outstanding debt
The outstanding debt as of December 31, 2011 is repayable as follows:

Year ending December 31 (In US$ millions)
2012	1,419
2013	2,332
2014	1,389
2015	1,787
2016 and thereafter	3,171
Effect of amortization of convertible bond	(105)
Total debt	9,993